Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Restatement of Previously Issued Financial Statements	RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
In April 2021, the Audit Committee of the Company, in consultation with management, concluded that, because of a misapplication of the accounting guidance related to its public and private placement warrants to purchase ordinary shares that the Company issued in July 2020 (the “Warrants”), the Company’s previously issued financial statements for the Affected Periods should no longer be relied upon. As such, the Company is restating its financial statements for the Affected Periods included in this Annual Report.
On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance on July 28, 2020, the Company’s warrants were accounted for as equity within the Company’s previously reported balance sheets. After discussion and evaluation, including with the Company’s audit committee, management concluded that the warrants should be presented as liabilities with subsequent fair value remeasurement.
Historically, the Warrants were reflected as a component of equity as opposed to liabilities on the balance sheets and the statements of operations did not include the subsequent non-cash changes in estimated fair value of the Warrants, based on the Company’s application of FASB ASC Topic 815-40, Derivatives and Hedging, Contracts in Entity’s Own Equity (“ASC 815-40). The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC 815-40 to the warrant agreement. The Company reassessed its accounting for Warrants issued on July 28, 2020, in light of the SEC Staff’s published views. Based on this reassessment, management determined that the Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company Statement of Operations each reporting period.
Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued Financial Statements as of and for the period ended December 31, 2020 as of and for the three months ended September 30, 2020, and for the period from February 11, 2020 (inception) through September 30, 2020, and the balance sheet as of July 28, 2020 (the “Affected Periods”) should be restated because of a misapplication in the guidance around accounting for certain of the Company’s outstanding warrants to purchase ordinary shares (the “Warrants”) and should no longer be relied upon.
Impact of the Restatement
The impact of the restatement on the balance sheets, statements of operations and statements of cash flows for the Affected Periods is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

		As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$415,400,119	$—	$415,400,119
Liabilities and shareholders’ equity
Total current liabilities	$143,016	$—	$143,016
Deferred legal fees	—	—	—
Deferred underwriting commissions	14,490,000	—	14,490,000
Derivative warrant liabilities	—	53,801,110	53,801,110
Total liabilities	14,633,016	$53,801,110	68,434,126
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	395,767,100	(53,801,110)	341,965,990
Shareholders’ equity
Preference shares - $0.0001 par value	—	—	—
Class A ordinary shares - $0.0001 par value	182	538	720
Class B ordinary shares - $0.0001 par value	1,035	—	1,035
Additional paid-in-capital	5,139,066	29,488,822	34,627,888
Accumulated deficit	(140,280)	(29,489,360)	(29,629,640)
Total shareholders’ equity	5,000,003	—	5,000,003
Total liabilities and shareholders’ equity	$415,400,119	$—	$415,400,119

	Period From February 11, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations
Loss from operations	$(349,873)	$—	$(349,873)
Other (expense) income
Change in fair value of derivative warrant liabilities	—	(28,525,220)	(28,525,220)
Financing costs allocated to derivative warrant liabilities	—	(964,140)	(964,140)
Interest earned on investments held in Trust Account	209,593	—	209,593
Total other (expense) income	209,593	(29,489,360)	(29,279,767)
Net loss	$(140,280)	$(29,489,360)	$(29,629,640)

Basic and Diluted weighted-average Class A ordinary shares outstanding	41,400,000	—	$41,400,000
Basic and Diluted net loss per Class A shares	$0.01	—	$0.01
Basic and Diluted weighted-average Class B ordinary shares outstanding	10,350,000	—	10,350,000
Basic and Diluted net loss per Class B share	$(0.03)	$(2.85)	$(2.88)

	Period From February 11, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net Loss	(140,280)	(29,489,360)	(29,629,640)
Change in fair value of derivative warrant liabilities	—	28,525,220	28,525,220
Financing costs allocated to derivative warrant liabilities	—	964,140	964,140
Net cash used in operating activities	(592,406)	—	(592,406)
Net cash used in investing activities	(414,000,000)	—	(414,000,000)
Net cash provided by financing activities	415,454,160	—	415,454,160
Net change in cash	$861,754	$—	$861,754

		As of September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$415,422,378	$—	$415,422,378
Liabilities and shareholders’ equity
Total current liabilities	$115,692	$—	$115,692
Deferred underwriting commissions	14,490,000	—	14,490,000
Derivative warrant liabilities	—	46,451,340	46,451,340
Total liabilities	14,605,692	$46,451,340	61,057,032
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	395,816,680	(46,451,340)	349,365,340
Shareholders’ equity
Preference shares - $0.0001 par value	—	—	—
Class A ordinary shares - $0.0001 par value	182	503	685
Class B ordinary shares - $0.0001 par value	1,035	—	1,035
Additional paid-in-capital	5,089,486	22,139,097	27,228,583
Accumulated deficit	(90,697)	(22,139,590)	(22,230,287)
Total shareholders’ equity	5,000,006	—	5,000,006
Total liabilities and shareholders’ equity	$415,422,378	$—	$415,422,378

	Three Months Ended September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Operations
Loss from operations	$(134,386)	$—	$(134,386)
Other (expense) income
Change in fair value of derivative warrant liabilities	—	(21,175,450)	(21,175,460)
Financing costs	—	(964,140)	(964,140)
Interest earned on investments held in Trust Account	89,468	—	89,468
Total other (expense) income	89,468	(22,139,590)	(22,050,122)
Net loss	$(44,918)	$(22,139,590)	$(22,184,508)

Basic and Diluted weighted-average Class A ordinary shares outstanding	41,400,000	—	$41,400,000
Basic and Diluted net loss per Class A share	$—	—	$—
Basic and Diluted weighted-average Class B ordinary shares outstanding	10,350,000	—	10,350,000
Basic and Diluted net loss per Class B share	$(0.01)	$(2.14)	$(2.15)

	Period From February 11, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Operations
Loss from operations	$(180,165)	$—	$(180,165)
Other (expense) income
Change in fair value of warrant liabilities	—	(21,175,450)	(21,175,450)
Financing costs	—	(964,140)	(964,140)
Interest earned on investments held in Trust Account	89,468	—	89,468
Total other (expense) income	89,468	(22,139,590)	(22,050,122)
Net loss	$(90,697)	$(22,139,590)	$(22,230,287)

Basic and Diluted weighted-average Class A ordinary shares outstanding	41,400,000	—	$41,400,000
Basic and Diluted net loss per Class A share	$—	—	$—
Basic and Diluted weighted-average Class B ordinary shares outstanding	10,350,000	—	10,350,000
Basic and Diluted net loss per Class B share	$(0.02)	$(2.14)	$(2.16)

	Period From February 11, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows
Net Loss	(90,697)	(22,139,590)	(22,230,287)
Change in fair value of derivative warrant liabilities	—	21,175,450	21,175,450
Financing costs allocated to derivative warrant liabilities	—	964,140	964,140
Net cash used in operating activities	(501,937)	—	(501,937)
Net cash used in investing activities	(414,000,000)	—	(414,000,000)
Net cash provided by financing activities	415,454,160	—	415,454,160
Net change in cash	$952,223	$—	$952,223
In addition, the impact to the balance sheet dated July 28, 2020, filed on Form 8-K on August 3, 2020 related to the impact of accounting for the public and private warrants as liabilities at fair value resulted in a $25.3 million increase to the derivative warrant liabilities line item at July 28, 2020 and offsetting decrease to the Class A subject to possible redemption mezzanine equity line item. There is no change to total equity at the reported balance sheet date.